COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES - Administration and Other Fiduciary Fees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions and fees
Administration and other fiduciary fees	$ 3,943	$ 3,472	$ 3,411
Custody fees
Commissions and fees
Administration and other fiduciary fees	1,898	1,657	1,542
Fiduciary fees
Commissions and fees
Administration and other fiduciary fees	1,464	1,274	1,296
Guarantee fees
Commissions and fees
Administration and other fiduciary fees	581	541	573
Administration and other fiduciary fees
Commissions and fees
Administration and other fiduciary fees	3,943	3,472	3,411
Revenue not accounted for under ASC 606	581	541	573
ICG | Custody fees
Commissions and fees
Administration and other fiduciary fees	1,792	1,519	1,385
ICG | Fiduciary fees
Commissions and fees
Administration and other fiduciary fees	250	234	246
ICG | Guarantee fees
Commissions and fees
Administration and other fiduciary fees	528	495	521
ICG | Administration and other fiduciary fees
Commissions and fees
Administration and other fiduciary fees	2,570	2,248	2,152
PBWM | Custody fees
Commissions and fees
Administration and other fiduciary fees	91	80	76
PBWM | Fiduciary fees
Commissions and fees
Administration and other fiduciary fees	778	623	589
PBWM | Guarantee fees
Commissions and fees
Administration and other fiduciary fees	45	38	41
PBWM | Administration and other fiduciary fees
Commissions and fees
Administration and other fiduciary fees	914	741	706
LF | Custody fees
Commissions and fees
Administration and other fiduciary fees	14	20	8
LF | Fiduciary fees
Commissions and fees
Administration and other fiduciary fees	436	417	461
LF | Guarantee fees
Commissions and fees
Administration and other fiduciary fees	8	8	11
LF | Administration and other fiduciary fees
Commissions and fees
Administration and other fiduciary fees	458	445	480
Corporate/Other | Custody fees
Commissions and fees
Administration and other fiduciary fees	1	38	73
Corporate/Other | Fiduciary fees
Commissions and fees
Administration and other fiduciary fees	0	0	0
Corporate/Other | Guarantee fees
Commissions and fees
Administration and other fiduciary fees	0	0	0
Corporate/Other | Administration and other fiduciary fees
Commissions and fees
Administration and other fiduciary fees	$ 1	$ 38	$ 73